Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share, Basic and Diluted

The following table sets forth the computation of basic and diluted net loss per share attributable to our common stockholders:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018	2018	2019
			(unaudited)
	(in thousands, except per share data)
Net loss	$(16,858)	$(33,382)	$(20,922)	$(48,916)
Accretion of redeemable convertible preferred stock	(143)	(162)	(119)	(96)

Net loss attributable to common stockholders	$(17,001)	$(33,544)	$(21,041)	$(49,012)

Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	14,442	16,573	16,328	36,636

Net loss per share attributable to common stockholders, basic and diluted	$(1.18)	$(2.02)	$(1.29)	$(1.34)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potential outstanding shares of common stock were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018	2018	2019
			(unaudited)
	(in thousands)
Redeemable convertible preferred stock	45,960	58,615	58,615	—
Stock options	15,628	17,571	18,491	15,003
Restricted stock awards subject to repurchase	1,127	—	782	736
Common stock warrants	785	785	785	695
Restricted stock units	—	—	24	4,829
ESPP obligations	—	—	—	42

Total	63,500	76,971	78,697	21,305

Schedule of unaudited pro forma basic and diluted net loss per share

The following table sets forth the computation of the unaudited pro forma basic and diluted net loss per share:

Year Ended December 31, 2018
(unaudited)
(in thousands, except per share data)
Numerator:
Net loss attributable to common stockholders	$(33,544)
Reversal of accretion of redeemable convertible preferred stock	162
Pro forma net loss attributable to common stockholders	$(33,382)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	16,573
Pro forma adjustment to reflect conversion of redeemable convertible preferred stock	55,183
Pro forma adjustment to reflect vesting of Performance RSUs	1
Weighted-average shares used in computing pro forma net loss per share, basic and diluted	71,757
Pro forma net loss per share, basic and diluted	$(0.47)